Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Schedule of Stock by Class [Table Text Block]

Preferred Stock consisted of the following (dollars in thousands):

	September 30, 2024
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	$-
Series B	55,000	53,950	72,226	62,043	17,347,267
Total Preferred Stock	70,000	53,950	$72,226	$62,043	$17,347,267

	December 31, 2023
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	$-
Series B	55,000	55,000	73,631	63,250	17,684,888
Total Preferred Stock	70,000	55,000	$73,631	$63,250	$17,684,888

As of December 31, 2023, Preferred Stock consisted of the following (dollars in thousands):

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	15,000	-	$-	$-	-
Series B	55,000	55,000	73,631	63,250	17,684,888

Total Preferred Stock	70,000	55,000	$73,631	$63,250	17,684,888